Warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Warrant Liabilities [Abstract]
Disclosure of significant unobservable inputs used in fair value measurement of equity
The following table summarizes the key assumptions used in the valuation of warrant liabilities classified within Level 3 of the fair value hierarchy:

2025
Fair value of private placement warrants and key assumptions
Valuation technique	Binomial / Monte Carlo
Exercise price	$16.08 - $32.16
Expected volatility	87% - 89%
Risk-free interest rate	3.6% - 3.7%
Expected term (years)	2.25 - 4.83
Dividend yield	—%

Summary of movement in warrant liabilities
Movement of the carrying amount of warrant liabilities measured using Level 1 inputs during the years ended December 31, 2025 and 2024 are as follow:

	2025	2024
Balance at January 1	$175	$224
Change in fair value recognized in profit or loss	492	(49)
Balance at December 31	$667	$175
Movement of the carrying amount of warrant liabilities measured using Level 3 inputs during the years ended December 31, 2025 is as follow:

	Class A warrants	Class B warrants	Class C warrants	Placement agent warrants	Total
Balance at January 1	$—	$—	$—	$—	$—
Issuance of warrants	19,766	18,024	—	1,068	38,858
Warrants exchange	(26,012)	(23,982)	13,337	—	(36,657)
Change in fair value recognized in profit or loss	9,821	9,240	(1,983)	373	17,451
Balance at December 31	$3,575	$3,282	$11,354	$1,441	$19,652